Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment
Beginning of the year	¥ 319,668	¥ 160,949
Acquisition of subsidiary	18,124	448
Additions	144,269	310,466
Disposals, net	(39,328)	(58,256)
Depreciation charge	(127,386)	(93,939)	¥ (56,648)
Exchange difference	(842)
End of the year	314,505	319,668	160,949
Cost
Property and equipment
Beginning of the year	410,809	239,863
End of the year	527,885	410,809	239,863
Accumulated amortization
Property and equipment
Beginning of the year	(91,141)	(78,914)
End of the year	(212,538)	(91,141)	(78,914)
Exchange difference
Property and equipment
End of the year	(842)
Office and telecommunication equipment
Property and equipment
Beginning of the year	62,207	31,683
Acquisition of subsidiary	2,707	272
Additions	65,310	42,305
Disposals, net	(39,328)	(9)
Depreciation charge	(26,187)	(12,044)
Exchange difference	(329)
End of the year	64,380	62,207	31,683
Office and telecommunication equipment | Cost
Property and equipment
Beginning of the year	85,861	43,293
End of the year	108,561	85,861	43,293
Office and telecommunication equipment | Accumulated amortization
Property and equipment
Beginning of the year	(23,654)	(11,610)
End of the year	(43,852)	(23,654)	(11,610)
Office and telecommunication equipment | Exchange difference
Property and equipment
End of the year	(329)
Right of use properties
Property and equipment
Beginning of the year	208,409	117,976
Acquisition of subsidiary	13,938
Additions	46,479	225,638
Disposals, net		(58,247)
Depreciation charge	(86,688)	(76,958)
Exchange difference	(141)
End of the year	181,997	208,409	117,976
Right of use properties | Cost
Property and equipment
Beginning of the year	268,992	183,313
End of the year	329,409	268,992	183,313
Right of use properties | Accumulated amortization
Property and equipment
Beginning of the year	(60,583)	(65,337)
End of the year	(147,271)	(60,583)	(65,337)
Right of use properties | Exchange difference
Property and equipment
End of the year	(141)
Leasehold improvements
Property and equipment
Beginning of the year	49,052	11,290
Acquisition of subsidiary	1,479	176
Additions	32,480	42,523
Depreciation charge	(14,511)	(4,937)
Exchange difference	(372)
End of the year	68,128	49,052	11,290
Leasehold improvements | Cost
Property and equipment
Beginning of the year	55,956	13,257
End of the year	89,915	55,956	13,257
Leasehold improvements | Accumulated amortization
Property and equipment
Beginning of the year	(6,904)	(1,967)
End of the year	(21,415)	¥ (6,904)	¥ (1,967)
Leasehold improvements | Exchange difference
Property and equipment
End of the year	¥ (372)